Other Current and Long-term Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Other current liabilities
Fair value of swaps	$ 4,538	$ 51,022
Other current liabilities	790	1,480
Total	5,328	52,502
Deferred fees accrued pursuant to the Bank Agreement included in other current liabilities		700
Other long-term liabilities
Fair value of swaps		2,398
Other long-term liabilities	13,219	11,310
Total	$ 13,219	$ 13,708